Other Balance Sheet Accounts (Tables)	12 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Cash and bank deposits	$659,668	$163,107
U.S. treasury securities	18,968	—
Corporate securities	1,000	—
Agency securities	7,989	—
Commercial paper	29,118	2,749
Money market funds	693,596	78,564
Total cash and cash equivalents	$1,410,339	$244,420

Schedule of prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Prepaid expenses	$19,702	$12,984
Accrued interest income on short-term investments	2,642	4,209
Other receivables	3,059	1,736
Other current assets	2,816	4,388
Total prepaid expenses and other current assets	$28,219	$23,317

Schedule of other non-current assets
Other non-current assets consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Security deposits	$5,248	$4,803
Capped call transactions	99,932	—
Other non-current assets	7,041	4,466
	$112,221	$9,269

Schedule of disclosure of trade and other payables
Trade and other payables consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Trade payables	$17,119	$12,464
Accrued expenses	42,905	24,761
Accrued compensation and employee benefits	28,302	16,687
Retention bonus	410	1,906
Sales and indirect taxes	8,076	6,114
Operating lease payable	1,420	688
Deferred acquisition-related consideration	—	3,300
Foreign exchange forward contracts	5,213	—
Other payables	9,660	7,272
	$113,105	$73,192

Schedule of current provisions	Current provisions consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Employee benefits	$7,215	$6,162

Schedule of non-current provisions	Non-current provisions consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Employee benefits	$2,094	$1,415
Dilapidation provision	2,269	1,918
	$4,363	$3,333

Schedule of other non-current liabilities
Other non-current liabilities consisted of the following:

	As of June 30,
	2018	2017
	(U.S. $ in thousands)
Deferred rent	$11,777	$4,660
Notes embedded exchange derivative	202,553	—
Other non-current liabilities	655	309
	$214,985	$4,969